Document and Entity Information	Jan. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE NEXTSHARES TRUST II
Registrant CIK	0001614522
SEC Form	485BPOS
Period end date	Jan. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false